Cover	Nov. 07, 2025	Aug. 07, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date	Nov. 07, 2025
Entity Registrant Name		DRAFTKINGS INC.
Entity Incorporation, State or Country Code		NV
Entity File Number		001-41379
Entity Tax Identification Number		87-2764212
Entity Address, Address Line One		222 Berkeley Street
Entity Address, Address Line Two		5th Floor
Entity Address, City or Town		Boston
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02116
City Area Code		617
Local Phone Number		986-6744
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A common stock, par value $0.0001 per share
Trading Symbol		DKNG
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001883685
Amendment Flag		false